Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2017	Nov. 13, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 11, 2017	Sep. 30, 2017	Aug. 21, 2017
Subsequent Event [Line Items]
Capital contributions				$ 2,112,000	$ 2,917,000
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001		$ 0.001
Subsequent Event
Subsequent Event [Line Items]
Capital contributions			$ 660,000
Warrants issued (in shares)			560,000
Proceeds from Loans		$ 145,000
Visionary Private Equity Group I, LP | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.001
Visionary Private Equity Group I, LP | Common Stock | Subsequent Event
Subsequent Event [Line Items]
Warrant to purchase stock (in shares)	5,203,252
Exercise price of warrants (in dollars per share)	$ 0.0923
Unsecured Promissory Note | Visionary Private Equity Group I, LP | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount	$ 320,000
Debt instrument, stated interest rate	12.00%
Loan Agreement [Member] | Investor [Member] | Visionary Private Equity Group I, LP
Subsequent Event [Line Items]
Debt instrument, face amount								$ 500,000
Debt Instrument, Additional Borrowings Available								$ 250,000
Loan Agreement Amendment [Member] | Investor [Member] | Visionary Private Equity Group I, LP | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount						$ 565,000
Long-term Debt						621,500
Debt Instrument, Unamortized Discount						$ 56,500